Schedule of Investments (unaudited) January 31, 2024	BlackRock LifePath® ESG Index 2060 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 98.5%
iShares Developed Real Estate Index Fund, Class K	22,913	$208,737
iShares ESG Aware MSCI EAFE ETF	12,674	953,719
iShares ESG Aware MSCI EM ETF(b)	13,810	420,376
iShares ESG Aware MSCI USA ETF	25,061	2,663,985
iShares ESG Aware MSCI USA Small-Cap ETF	6,841	251,680
iShares MSCI Canada ETF	3,068	111,522
iShares MSCI EAFE Small-Cap ETF	2,523	152,162
iShares MSCI Emerging Markets Small-Cap ETF	1,203	68,258

		4,830,439

Fixed-Income Funds — 1.0%
iShares ESG Aware U.S. Aggregate Bond ETF	886	42,191
iShares TIPS Bond ETF	70	7,550

		49,741

Money Market Funds — 9.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(c)(d)	403,466	403,708
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(c)	39,218	39,218

		442,926

Total Investments — 108.6% (Cost: $4,605,239)		5,323,106

Liabilities in Excess of Other Assets — (8.6)%		(420,225)

Net Assets — 100.0%		$4,902,881

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$403,392	(a)	$—		$316	$—	$403,708	403,466	$1,058	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	52,300	—		(13,082	)(a)	—	—	39,218	39,218	339		—
iShares Developed Real Estate Index Fund, Class K	164,729	26,302		(7,226)		(449)	25,381	208,737	22,913	1,886		—
iShares ESG Aware MSCI EAFE ETF	748,277	141,652		(33,116)		580	96,326	953,719	12,674	11,209		—
iShares ESG Aware MSCI EM ETF	325,156	98,976		(14,484)		(1,952)	12,680	420,376	13,810	7,627		—
iShares ESG Aware MSCI USA ETF	2,093,789	329,030		(104,523)		2,079	343,610	2,663,985	25,061	8,324		—
iShares ESG Aware MSCI USA Small-Cap ETF	195,745	31,471		(10,271)		565	34,170	251,680	6,841	938		—
iShares ESG Aware U.S. Aggregate Bond ETF	33,975	5,704		—		—	2,512	42,191	886	346		—
iShares MSCI Canada ETF	86,428	15,797		(3,876)		87	13,086	111,522	3,068	1,451		—
iShares MSCI EAFE Small-Cap ETF	122,687	19,561		(5,389)		9	15,294	152,162	2,523	2,041		—
iShares MSCI Emerging Markets Small-Cap ETF	55,194	10,412		(2,417)		(160)	5,229	68,258	1,203	1,398		—
iShares TIPS Bond ETF	5,962	1,273		—		—	315	7,550	70	42		—

						$1,075	$548,603	$5,323,106		$36,659		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock LifePath® ESG Index 2060 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$4,830,439	$—	$—	$4,830,439
Fixed-Income Funds	49,741	—	—	49,741
Money Market Funds	442,926	—	—	442,926

	$5,323,106	$—	$—	$5,323,106

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S C H E D U L E O F I N V E S T M E N T S	2